Segments	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segments

Note 5 Segments

Effective as of January 1, 2014, we changed our segment reporting structure in order to reflect the way management now makes operating decisions and manages the growth and profitability of the business. This change corresponds with management’s current approach of allocating costs and resources and assessing the performance of our segments. We report our segment information in accordance with the provisions of Financial Accounting Standards Board Accounting Standards Codification Topic 280, “Segment Reporting,” (“FASB ASC Topic 280”). There has been no change in our total consolidated financial condition or results of operations previously reported as a result of the change in our segment structure. There were no changes to the reportable segment assets as a result of the change in segment reporting.

As a result, the Company’s new segment reporting structure consists of three reportable segments and an “Other” category and is as follows:

•	Food Care;

•	Diversey Care;

•	Product Care; and

•	Other (includes Corporate, Medical Applications and New Ventures businesses)

The Company’s Food Care, Diversey Care and Product Care segments are considered reportable segments under FASB ASC Topic 280. Our reportable segments are aligned with similar groups of products. Other includes Corporate and the Medical Applications and New Ventures businesses. The Medical Applications and New Ventures businesses were previously included in the Company’s “Other Category.” Other includes certain costs that are not allocated to the reportable segments, primarily consisting of unallocated corporate overhead costs, including administrative functions and cost recovery variances not allocated to the reportable segments from global functional expenses.

Other also includes all items the Company categorizes as special or unusual items that are reported on the condensed consolidated statements of operations. These special items primarily consist of restructuring and other associated costs, expenses related to stock appreciation rights (“SARs”), which were issued in connection with the acquisition of Diversey in 2011, loss on debt redemptions and foreign currency exchange gains/losses related to Venezuelan subsidiaries.

As of January 1, 2014, the Company also changed the segment performance measure in which the chief operating decision maker (“CODM”), the Company’s Chief Executive Officer, assesses segment performance and makes allocation decisions by segment from operating profit (a U.S. GAAP financial measure) to Adjusted EBITDA (a non-U.S. GAAP financial measure). Adjusted EBITDA is defined as Earnings before Interest Expense, Taxes, Depreciation and Amortization, adjusted to exclude the impact of special items. See “Use of Non-U.S. GAAP Information” above for further information of our use of non-U.S. GAAP measures.

We allocate and disclose depreciation and amortization expense to our segments, although property and equipment, net is not allocated to the segment assets, nor is depreciation and amortization included in the segment performance metric Adjusted EBITDA. We also disclose restructuring and other charges and impairment of goodwill and other intangible assets by segment, although these items are not included in the segment performance metric Adjusted EBITDA since restructuring and other charges and impairment of goodwill and other intangible assets are categorized as special items as discussed above. The accounting policies of the reportable segments and Other are the same as those applied to the condensed consolidated financial statements.

The changes in the Company’s segment structure and segment performance measure better provides the CODM with information to assess segment performance and to make resource and allocation decisions, as the new segment structure and performance measure reflect the current management of our businesses. Accordingly, the new measure will also assist our investors by providing them with a better understanding of the segment so that the user can make a more informed decision about the Company, which is consistent with FASB ASC Topic 280.

The following tables show net sales and Adjusted EBITDA by our segment reporting structure:

	2013	2012	2011
Net sales
Food Care	$3,814.2	$3,744.0	$3,242.3
Diversey Care	2,160.8	2,131.9	534.6
Product Care	1,610.0	1,580.4	1,595.0

Total reportable segments	7,585.0	7,456.3	5,371.9
Other	105.8	102.9	95.4

Total	$7,690.8	$7,559.2	$5,467.3

Adjusted EBITDA
Food Care	$613.9	$577.7	$532.3
Adjusted EBITDA margin	16.1%	15.4%	16.4%
Diversey Care	237.3	217.9	39.8
Adjusted EBITDA margin	11.0%	10.2%	7.4%
Product Care	264.5	267.4	263.1
Adjusted EBITDA margin	16.4%	16.9%	16.5%

Total reportable segments Adjusted EBITDA	$1,115.7	$1,063.0	$835.2
Adjusted EBITDA margin	14.7%	14.3%	15.5%
Other	(77.7)	(82.3)	(79.3)
Adjusted EBITDA margin	(73.4)%	(80.0)%	(83.1)%

Total Company Adjusted EBITDA	$1,038.0	$980.7	$755.9

Adjusted EBITDA margin	13.5%	13.0%	13.8%

The following table shows a reconciliation of Non-U.S. GAAP Total Company Adjusted EBITDA to U.S. GAAP net earnings from continuing operations:

	2013	2012	2011
Non-U.S. GAAP Total Company Adjusted EBITDA	$1,038.0	$980.7	$755.9
Depreciation and amortization(1)	(307.5)	(317.1)	(208.3)
Special items(2):
Write-down of non-strategic assets included in depreciation and amortization(2)	5.3	0.8	—
Impairment of goodwill and other intangible assets(3)	—	(1,892.3)	—
Restructuring and other charges(4)	(73.8)	(142.5)	(52.2)
Other restructuring associated costs included in cost of sales and selling general and administrative expenses	(32.0)	(38.9)	(3.9)
SARs	(38.1)	(18.4)	—
Costs related to the acquisition and integration of Diversey	(1.1)	(7.4)	(64.8)
Impairment of equity method investment in 2013 and 2012 including related bad debt write-down of $2.3 million in 2012	(2.1)	(25.8)	—
Foreign currency exchange losses related to Venezuelan subsidiaries	(13.1)	(0.4)	(0.3)
Loss on debt redemption	(36.3)	(36.9)	—
Settlement agreement related costs	(1.0)	(0.7)	(0.9)
Additional cost of sales for the step-up in inventories, net related to the Diversey acquisition in 2011	—	—	(10.8)
Legacy Diversey non-recurring charges in 2011	—	—	(12.6)
Gain on sale of facility in 2011	—	—	3.9
Other expense, net	0.4	1.0	—
Interest expense	(361.0)	(384.7)	(216.6)
Income tax provision (benefit)	84.0	(264.7)	56.7

U.S. GAAP net earnings (loss) from continuing operations	$93.7	$(1,617.9)	$132.7

(1)	Depreciation and amortization by segment is as follows:

	2013	2012	2011
Food Care	$118.4	$140.0	$113.7
Diversey Care	132.3	127.6	34.7
Product Care	38.2	37.9	40.9

Total reportable segments	288.9	305.5	189.3
Other (includes write-down of non-strategic assets)	18.6	11.6	19.0

Total Company	$307.5	$317.1	$208.3

(2)	Includes items the Company considers unusual or special items. See “Non-U.S. GAAP information” above for further information.
(3)	Impairment of goodwill and other intangible assets in 2012 by our segment reporting structure was as follows:

2012
Food Care	$543.4
Diversey Care	1,326.7
Product Care	—
Other	22.2

Total	$1,892.3

See Note 8, “Goodwill and Identifiable Intangible Assets” for a discussion of the facts and circumstance that led to this impairment in 2012.

(4)	Restructuring and other charges by our segment reporting structure were as follows:

	2013	2012	2011
Food Care	$25.1	$72.0	$13.1
Diversey Care	32.2	53.1	39.5
Product Care	16.4	16.7	(0.4)
Other	0.1	0.7	—

Total	$73.8	$142.5	$52.2

The restructuring and other charges in 2013 primarily relate to our previously announced Earnings Quality Improvement Program (EQIP). The restructuring and other charges in 2012 and 2011 primarily relate to the Integration and Optimization Program (IOP). See Note 10, “Restructuring Activities,” for further discussion.

Assets by Reportable Segments

The following table shows assets allocated by our segment reporting structure. Only assets which are identifiable by segment and reviewed by our chief operating decision maker by segment are allocated to the reportable segment assets, which are trade receivables, net, and finished goods inventories, net. All other assets are included in “Assets not allocated.”

	December 31, 2013	December 31, 2012
Assets:
Trade receivables, net, and finished goods inventories, net
Food Care	$768.5	$811.9
Diversey Care	543.0	587.8
Product Care	310.1	331.3
Other	19.3	22.0

Total segments and other	1,640.9	1,753.0
Assets not allocated
Cash and cash equivalents	992.4	679.6
Property and equipment, net	1,134.5	1,194.2
Goodwill	3,114.6	3,151.2
Intangibles, net	1,016.9	1,131.6
Assets held for sale	—	87.3
Other assets	1,234.9	1,334.8

Total	$9,134.2	$9,331.7

Allocation of Goodwill and Identifiable Intangible Assets to Reportable Segments

Our management views goodwill and identifiable intangible assets as corporate assets, so we do not allocate their balances to the reportable segments. However, we are required to allocate their balances to each reporting unit to perform our annual impairment review, which we do during the fourth quarter of the year. See Note 8, “Goodwill and Identifiable Intangible Assets,” for the allocation of goodwill and identifiable intangible assets and the changes in their balances in the year ended December 31, 2013 by our segment reporting structure, and the details of our impairment review.

Geographic Information

	2013	2012	2011
Net sales(1):
United States	2,729.7	2,684.7	2,279.6
Canada	277.2	267.7	172.6
Europe	2,447.8	2,416.5	1,581.9
Latin America	824.3	799.7	545.7
AMAT	846.8	794.4	346.0
JANZ	565.0	596.2	541.5

Total	7,690.8	7,559.2	5,467.3

Total long-lived assets(1)(2):
United States	2,918.0	2,985.0	4,536.3
Canada	93.0	105.8	48.0
Europe	1,591.5	1,643.2	1,945.3
Latin America	233.6	259.8	385.4
AMAT	650.0	699.8	815.8
JANZ	167.3	198.5	169.9

Total	5,653.4	5,892.1	7,900.7

(1)	Net sales attributed to the geographic areas represent net sales to external customers. No non-U.S. country had net sales in excess of 10% of consolidated net sales or long-lived assets in excess of 10% of consolidated long-lived assets at December 31, 2013 and 2012.
(2)	Total long-lived assets are total assets excluding total current assets and deferred tax assets.